Convertible Debt (Details) - Schedule of Debt Issuance Liability is Re-Measured - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Issuance Costs
Total Net Debt Issuance		$ 9,133	$ 310,588
Group A [Member]
Debt Issuance Costs
Total Net Debt Issuance
Group B [Member]
Debt Issuance Costs
Total Net Debt Issuance
Group C [Member]
Debt Issuance Costs
Total Net Debt Issuance		9,133	114,000
Group D [Member]
Debt Issuance Costs
Total Net Debt Issuance			$ 196,588